Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	¥ 86,790	¥ 81,144
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	45,910	42,735
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	23,051	20,664
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	17,829	17,745
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	5,992	5,320
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	4,857	4,335
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	982	818
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	153	167
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	4,851	4,788
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	3,480	3,615
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	1,235	1,006
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	136	167
Derivative instruments
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	54,701	51,058
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	23,801	22,245
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	20,040	18,100
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	10,860	10,713
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	21,236	19,938
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	13,762	12,502
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	794	738
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	6,680	6,698
Other
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	10	40
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	10	38
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	0	2
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	¥ 0	¥ 0